INCOME TAXES - Reconciliation of Expense (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
(Loss)/Income before income taxes		CAD (1,106)	CAD 2,824	CAD 2,522
Federal and provincial statutory tax rate		26.00%	25.00%	25.00%
Expected income tax (recovery)/expense		CAD (288)	CAD 706	CAD 631
Income tax differential related to regulated operations		159	129	(13)
Higher effective foreign tax rates		14	25	33
Income from equity investments and non-controlling interests		(56)	(38)	(28)
Tax rate and legislative changes	CAD (25)	34	0	(25)
Asset impairment charges		170	0	0
Other		1	9	13
Total Income Tax Expense/(Recovery)		34	CAD 831	CAD 611
Foreign income tax rate different netted against impairment losses		CAD 311